Organization and Business	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business
1. Organization and Business
UpHealth, Inc.
UpHealth, Inc. (“UpHealth,” “we,” “us,” “our,” or the “Company”) is the parent company of both UpHealth Holdings, Inc. (“UpHealth Holdings”) and Cloudbreak Health, LLC (“Cloudbreak”).
GigCapital2, Inc. (“GigCapital2”), the Company’s predecessor, was incorporated in Delaware on March 6, 2019. GigCapital2 was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. On November 20, 2020, GigCapital2, UpHealth Merger Sub, Inc. (“UpHealth Merger Sub”), and UpHealth Holdings, entered into a business combination agreement (as subsequently amended on January 29, 2021, March 23, 2021, April 23, 2021, and May 30, 2021, the “UpHealth Business Combination Agreement”). In connection with the UpHealth Business Combination Agreement, UpHealth Merger Sub was merged with and into UpHealth Holdings, with UpHealth Holdings surviving the merger. Also on November 20, 2020, GigCapital2, Cloudbreak Health Merger Sub, LLC, a Delaware limited liability company (“Cloudbreak Merger Sub”), Cloudbreak Health, Dr. Chirinjeev Kathuria and Dr. Mariya Pylypiv, UpHealth Holdings, and Shareholder Representative Services LLC, a Colorado limited liability company, solely in its capacity as the representative, agent and attorney-in-fact
of the Cloudbreak members, entered into a business combination agreement (as subsequently amended on April 23, 2021 and June 9, 2021, the “Cloudbreak Business Combination Agreement” and, together with the UpHealth Business Combination Agreement, the “Business Combination Agreements”). In connection with the Cloudbreak Business Combination Agreement, Cloudbreak Merger Sub was merged with and into Cloudbreak, with Cloudbreak surviving the merger (the “Cloudbreak Business Combination” and, together with the UpHealth Business Combination, the “Business Combinations”). The Business Combinations were consummated on June 9, 2021. In connection with the Business Combinations, GigCapital2 changed its corporate name to “UpHealth, Inc.”
Our public units began trading on the NYSE under the symbol “GIX.U” on June 5, 2019. On June 26, 2019, we announced that the holders of our units may elect to separately trade the securities underlying such units. On July 1, 2019, the shares, warrants, and rights began trading on the NYSE under the symbols “GIX”, “GIX.WS,” and “GIX.RT,” respectively. On June 9, 2021, upon the completion of the Business Combinations, our units separated into their underlying shares of common stock, warrants, and rights (and the rights were converted into shares of common stock). Our units and rights ceased to trade, and our common stock and warrants now trade under the symbols “UPH” and “UPH.WS”, respectively.
UpHealth Holdings
UpHealth Holdings, a Delaware corporation formed on October 26, 2020, was established to raise capital and pursue opportunities for investment and acquisition in various healthcare entities, primarily those that bring technology and services to efficiently and profitably manage chronic and complex care, including behavioral health and substance abuse, while also serving the demands for easy access to personalized primary care. UpHealth Holdings merged with UpHealth Services, Inc. (“UpHealth Services”) on October 26, 2020 with UpHealth Holdings deemed the surviving corporation. UpHealth Services’
pre-merger
financial statements are now UpHealth Holdings’
pre-merger
financial statements and are reflected in the three and six months ended June 30, 2020.
UpHealth Services was incorporated in Illinois on November 5, 2019; operations effectively began January 1, 2020 and continued through its October 2020 merger with UpHealth Holdings
.
On November 20, 2020, UpHealth Holdings completed the acquisition of Thrasys, Inc. (“Thrasys”), a California corporation and a provider of an advanced, comprehensive, and extensible technology platform, marketed under the umbrella “SyntraNetTM,” to manage health, quality of care, and costs, especially for individuals with complex medical, behavioral health, and social needs.
On November 20, 2020, UpHealth Holdings completed the acquisition of Behavioral Health Services, LLC (“BHS”), a Missouri limited liability company and a provider of medical, retail pharmacy and billing services.
On November 20, 2020, UpHealth Holdings completed the acquisition of 43.46% of Glocal Healthcare Systems Private Limited and subsidiaries (“Glocal”), an India-based healthcare company, which was presented as an equity method investment. On March 26, 2021, UpHealth Holdings acquired an additional 45.94% of Glocal and recognized a gain of $0.6 million on our equity method investment through the step-acquisition, which is presented as gain on consolidation of equity method investment in the condensed consolidated statement of operations for the three months ended March 31, 2021. Subsequent to March 31, 2021, UpHealth Holdings acquired an additional 2.8% of Glocal in a step-acquisition, bringing our total ownership to 92.2%. Glocal is included in our condensed consolidated financial statements as of March 26, 2021.
On January 25, 2021, UpHealth Holdings completed the acquisition of TTC Healthcare, Inc. (“TTC”), a Delaware corporation and a provider of medical, retail pharmacy, and billing services for individuals with complex medical and behavioral health needs.
On April 27, 2021, UpHealth Holdings completed the acquisition of Innovations Group, Inc. (d/b/a MedQuest) (“Innovations”), a Utah corporation and a Utah-based internet pharmacy company.
Cloudbreak
Cloudbreak, a Delaware limited liability company that was formed on May 26, 2015, is a unified telemedicine and video medical interpretation solutions provider. On June 9, 2021, contemporaneous with the GigCapital2 merger with UpHealth Holdings, GigCapital2 completed the acquisition of Cloudbreak.
See Note 3,
Business Combinations
, for further information.

1.	Organization and Business
Uphealth Holdings, Inc., and Subsidiaries (the “Company,” “UpHealth Holdings”. “we,” “our,” or “us”) is a Delaware corporation formed on October 26, 2020 and established to raise capital and pursue opportunities for investment and acquisition in various healthcare entities, primarily those that bring technology and services to efficiently and profitably manage chronic and complex care, including behavioral health and substance abuse, while also serving the demands for easy access to personalized primary care. The Company merged with UpHealth Services, Inc. (“UpHealth Services”) on October 26, 2020 and was the surviving corporation of the merger. UpHealth Services’
pre-merger
financial statements are now the
pre-merger
financial statements for UpHealth Holdings.
UpHealth Services, Inc. was established on November 5, 2019; operations effectively began January 1, 2020 and continued through the merger with UpHealth Holdings.
On November 20, 2020, we completed the acquisition of Thrasys, Inc. (“Thrasys”), a provider of an advanced, comprehensive, and extensible technology platform—marketed under the umbrella “SyntraNet
™
”—to manage health, quality of care, and costs—especially for individuals with complex medical, behavioral health, and social needs.
On November 20, 2020, we also completed the acquisition of Behavioral Health Services, LLC and subsidiaries (“BHS”), a provider of medical, retail pharmacy and billing services.
On November 20, 2020, we completed the acquisition of 43.46% of Glocal Healthcare Systems Private Limited (“Glocal”), an India based healthcare company. We have presented this as an equity method investment. Concurrent with the merger with GigCapital2, Inc. (“Gig2”), expected to be consummated in the second quarter of 2021, the Company expects to acquire approximately an additional 53% of Glocal. As of the acquisition date, Glocal had assets of $42,135,215, liabilities of $30,141,201, and net income of $312,034 for the period after acquisition through December 31, 2020.
See Note 3,
“
Business Combinations
”
, for more information.